General and administrative	9 Months Ended
Sep. 30, 2024
General and administrative
General and administrative

15. General and administrative

Components of general and administrative expenses for the three and nine months ended September 30, 2024, and 2023 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Professional fees	618,906	977,628	2,435,706	2,386,402
Investor relations	543,327	248,206	1,376,543	595,756
Salaries, wages and benefits	1,409,817	352,256	2,225,956	1,448,182
Consulting fees	281,326	247,542	704,779	1,073,413
Office and general administrative	288,702	734,146	638,731	2,047,564
Foreign exchange loss (gain)	107,952	512,111	97,810	108,107
	3,250,030	3,071,889	7,479,525	7,659,424